Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 109	$ 1,030
Prepaid expenses	244	574
Other current assets	30	25
Total current assets	383	1,629
Intangible assets, net	1,359	1,785
Operating lease right-of-use assets	4	7
Other assets, net	5	19
Total assets	1,751	3,440
CURRENT LIABILITIES:
Accounts payable	901	706
Accrued expenses:
Salaries and wages	23	27
Professional fees	79	109
Other accrued expenses	486	555
Related party note payable, current portion	139	94
Convertible notes, current portion	625	0
Operating lease liabilities, current portion	4	155
Total current liabilities	2,257	1,646
LONG-TERM LIABILITIES:
Secured contingent payment obligation	40,708	37,372
Unsecured contingent payment obligations	5,089	5,691
Convertible notes, net of current portion	3,913	2,895
Related party note payable, net of current portion	473	609
Operating lease liabilities, net of current portion	0	4
Total long-term liabilities	50,183	46,571
Total liabilities	52,440	48,217
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock, $.01 par value, 175,000 and 150,000 shares authorized, 81,246 and 76,992 issued and outstanding at December 31, 2022 and 2021, respectively	812	770
Additional paid-in capital	391,724	387,865
Accumulated deficit	(443,225)	(433,412)
Total shareholders' deficit	(50,689)	(44,777)
Total liabilities and shareholders' deficit	$ 1,751	$ 3,440